Marketable Securities (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CAD ($)
Marketable Securities (Details) [Line Items]
Reflects closing price (in Dollars per share) | $ / shares	$ 0.025	$ 0.025
Flowr Corporation [Member]
Marketable Securities (Details) [Line Items]
Purchased of ordinary shares | shares		14,285,714
Flowr Corporation [Member] | ifrs_Private placement [Member]
Marketable Securities (Details) [Line Items]
Purchased of ordinary shares | shares		14,285,714
private placement | $			$ 1,000,000
Flowr Corporation [Member] | Private placement [Member]
Marketable Securities (Details) [Line Items]
private placement | $		$ 801,160